Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.46%
Aerospace & Defense–2.91%
Airbus SE (France)	27,787	$6,488,984
Boeing Co. (The)(b)	26,629	5,747,337
Howmet Aerospace, Inc.	30,911	6,065,666
Northrop Grumman Corp.	7,741	4,716,746
		23,018,733
Application Software–2.81%
Intuit, Inc.	14,440	9,861,220
Salesforce, Inc.	30,286	7,177,782
Synopsys, Inc.(b)	10,443	5,152,472
		22,191,474
Asset Management & Custody Banks–0.58%
KKR & Co., Inc., Class A	35,282	4,584,896
Automobile Manufacturers–0.62%
Tesla, Inc.(b)	11,095	4,934,168
Biotechnology–1.20%
AbbVie, Inc.	41,111	9,518,841
Broadline Retail–4.28%
Amazon.com, Inc.(b)	153,998	33,813,341
Building Products–0.78%
Johnson Controls International PLC	55,734	6,127,953
Communications Equipment–1.19%
Cisco Systems, Inc.	137,266	9,391,740
Construction Materials–1.21%
CRH PLC	79,543	9,537,206
Consumer Finance–2.06%
American Express Co.	24,795	8,235,907
Capital One Financial Corp.	37,941	8,065,498
		16,301,405
Consumer Staples Merchandise Retail–1.70%
Walmart, Inc.	130,223	13,420,782
Data Center REITs–0.88%
Digital Realty Trust, Inc.	40,238	6,956,345
Diversified Banks–4.42%
JPMorgan Chase & Co.	72,607	22,902,426
Wells Fargo & Co.	143,909	12,062,452
		34,964,878
Electric Utilities–2.09%
Constellation Energy Corp.	20,690	6,808,458
PPL Corp.	261,574	9,720,090
		16,528,548
Electrical Components & Equipment–2.92%
Eaton Corp. PLC	17,856	6,682,608
Emerson Electric Co.	60,156	7,891,264
Shares		Value
Electrical Components & Equipment–(continued)
Rockwell Automation, Inc.	24,356	$8,513,153
		23,087,025
Financial Exchanges & Data–1.19%
Cboe Global Markets, Inc.	38,216	9,372,474
Health Care Distributors–1.09%
McKesson Corp.	11,143	8,608,413
Health Care Equipment–2.03%
Boston Scientific Corp.(b)	79,915	7,802,102
Medtronic PLC	86,913	8,277,594
		16,079,696
Health Care Facilities–0.94%
Tenet Healthcare Corp.(b)	36,569	7,424,970
Home Improvement Retail–1.32%
Lowe’s Cos., Inc.	41,471	10,422,077
Homebuilding–0.77%
D.R. Horton, Inc.	35,946	6,091,769
Hotels, Resorts & Cruise Lines–1.82%
Marriott International, Inc., Class A	22,325	5,814,323
Royal Caribbean Cruises Ltd.(c)	26,480	8,568,398
		14,382,721
Household Products–1.45%
Procter & Gamble Co. (The)	74,460	11,440,779
Industrial Machinery & Supplies & Components–0.61%
Lincoln Electric Holdings, Inc.	20,491	4,832,393
Industrial REITs–1.15%
Prologis, Inc.	79,226	9,072,962
Insurance Brokers–0.85%
Arthur J. Gallagher & Co.	21,630	6,699,676
Integrated Oil & Gas–1.52%
Chevron Corp.	77,558	12,043,982
Interactive Media & Services–9.16%
Alphabet, Inc., Class A	194,202	47,210,506
Meta Platforms, Inc., Class A	34,295	25,185,562
		72,396,068
Investment Banking & Brokerage–1.91%
Charles Schwab Corp. (The)	105,381	10,060,724
Raymond James Financial, Inc.(c)	29,390	5,072,714
		15,133,438
Life Sciences Tools & Services–1.46%
Danaher Corp.	37,769	7,488,082
Lonza Group AG (Switzerland)	6,109	4,084,712
		11,572,794
Managed Health Care–1.05%
UnitedHealth Group, Inc.	24,075	8,313,098
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
Multi-Utilities–0.82%
Ameren Corp.(c)	62,158	$6,488,052
Oil & Gas Exploration & Production–0.88%
ConocoPhillips	73,617	6,963,432
Oil & Gas Storage & Transportation–0.71%
Cheniere Energy, Inc.	23,876	5,610,382
Passenger Ground Transportation–1.31%
Uber Technologies, Inc.(b)	105,724	10,357,780
Personal Care Products–1.40%
BellRing Brands, Inc.(b)	129,855	4,720,229
Estee Lauder Cos., Inc. (The), Class A	72,393	6,379,271
		11,099,500
Pharmaceuticals–1.53%
Eli Lilly and Co.	15,884	12,119,492
Property & Casualty Insurance–1.73%
American International Group, Inc.	89,165	7,003,019
Hartford Insurance Group, Inc. (The)	49,846	6,648,958
		13,651,977
Restaurants–0.97%
McDonald’s Corp.	25,295	7,686,898
Semiconductor Materials & Equipment–1.05%
ASML Holding N.V., New York Shares (Netherlands)	8,540	8,267,489
Semiconductors–12.08%
Broadcom, Inc.	70,672	23,315,400
NVIDIA Corp.	336,323	62,751,145
Texas Instruments, Inc.	51,450	9,452,908
		95,519,453
Specialty Chemicals–0.65%
DuPont de Nemours, Inc.	66,257	5,161,420
Systems Software–10.27%
Microsoft Corp.	121,811	63,092,007
Shares		Value
Systems Software–(continued)
Oracle Corp.	40,752	$11,461,093
ServiceNow, Inc.(b)	7,214	6,638,900
		81,192,000
Technology Hardware, Storage & Peripherals–5.46%
Apple, Inc.	169,492	43,157,748
Tobacco–1.18%
Philip Morris International, Inc.	57,490	9,324,878
Transaction & Payment Processing Services–1.45%
Mastercard, Inc., Class A	20,169	11,472,329
Total Common Stocks & Other Equity Interests (Cost $459,751,422)		786,337,475
Money Market Funds–0.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	612,458	612,458
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	1,137,423	1,137,423
Total Money Market Funds (Cost $1,749,881)		1,749,881
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.68% (Cost $461,501,303)		788,087,356
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.21%
Invesco Private Government Fund, 4.14%(d)(e)(f)	2,634,729	2,634,729
Invesco Private Prime Fund, 4.26%(d)(e)(f)	6,914,724	6,916,798
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,551,527)		9,551,527
TOTAL INVESTMENTS IN SECURITIES–100.89% (Cost $471,052,830)		797,638,883
OTHER ASSETS LESS LIABILITIES—(0.89)%		(7,011,878)
NET ASSETS–100.00%		$790,627,005
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,224,364	$29,401,188	$(32,013,094)	$-	$-	$612,458	$71,977
Invesco Treasury Portfolio, Institutional Class	5,988,108	54,602,206	(59,452,891)	-	-	1,137,423	132,597
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,215,153	$126,729,219	$(125,309,643)	$-	$-	$2,634,729	$139,617*
Invesco Private Prime Fund	3,173,499	319,877,016	(316,133,651)	-	(66)	6,916,798	376,364*
Total	$13,601,124	$530,609,629	$(532,909,279)	$-	$(66)	$11,301,408	$720,555

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$775,763,779	$10,573,696	$—	$786,337,475
Money Market Funds	1,749,881	9,551,527	—	11,301,408
Total Investments	$777,513,660	$20,125,223	$—	$797,638,883
Invesco V.I. Core Equity Fund